Deferred Tax as Restated - Schedule of Movements in Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	$ 30,801	$ 5,716
Deferred tax charged to the statement of profit or loss during the year	(8,040)	25,085
Ending balance	22,761	30,801
Lease liabilities [member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	165
Deferred tax charged to the statement of profit or loss during the year	(165)	165
Ending balance		165
Losses Available for Offsetting Against Future Taxable Profits
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	15,081	216
Deferred tax charged to the statement of profit or loss during the year	5,367	14,865
Ending balance	20,448	15,081
Difference in Intangible Assets Amortization
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	5,342	4,845
Deferred tax charged to the statement of profit or loss during the year	(4,286)	497
Ending balance	1,056	5,342
Accrued Expense
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	608
Deferred tax charged to the statement of profit or loss during the year	649	608
Ending balance	1,257	608
R&D Credit
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning balance	9,605	655
Deferred tax charged to the statement of profit or loss during the year	$ (9,605)	8,950
Ending balance		$ 9,605